Financial risk management - Market risk (Details) € in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 GBP (£) € / £	Jun. 30, 2023 GBP (£) $ / £	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 GBP (£) € / £	Jun. 30, 2022 GBP (£) $ / £	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 GBP (£) € / £	Jun. 30, 2021 GBP (£) $ / £	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2020 GBP (£)
Details of currency and interest rate risks
Revenue from contracts with customers	£ 648,401,000						£ 583,201,000						£ 494,117,000
Forward foreign currency contracts outstanding at the balance sheet date
Average exchange rate		1.1524	1.2081					1.1787	1.3288					1.1382	1.3461
Foreign currency denominated monetary assets and monetary liabilities
Trade receivables	53,470,000	£ 53,470,000	£ 53,470,000			£ 53,470,000	78,967,000	£ 78,967,000	£ 78,967,000			£ 78,967,000
Cash and cash equivalents	76,019,000	76,019,000	76,019,000			76,019,000	121,223,000	121,223,000	121,223,000			121,223,000	£ 110,658,000	£ 110,658,000	£ 110,658,000							£ 51,539,000
Derivative financial assets	15,809,000	15,809,000	15,809,000			15,809,000	23,059,000	23,059,000	23,059,000			23,059,000
Trade and other payables	(397,613,000)	(397,613,000)	(397,613,000)			(397,613,000)	(322,934,000)	(322,934,000)	(322,934,000)			(322,934,000)
Borrowings	(613,296,000)	(613,296,000)	(613,296,000)			(613,296,000)	(636,122,000)	(636,122,000)	(636,122,000)			(636,122,000)
Derivative financial liabilities	(1,679,000)	(1,679,000)	(1,679,000)			(1,679,000)	(81,000)	(81,000)	(81,000)			(81,000)
Embedded foreign exchange derivatives
Foreign currency denominated monetary assets and monetary liabilities
Derivative financial assets	11,258,000	11,258,000	11,258,000			11,258,000	20,286,000	20,286,000	20,286,000			20,286,000
Derivative financial liabilities	(64,000)	£ (64,000)	(64,000)			(64,000)	0	£ 0	0			0
Buy Euro | Forward foreign exchange contracts
Forward foreign currency contracts outstanding at the balance sheet date
Average exchange rate | € / £		1.149						1.1675
Principal amount / Notional amount	148,709,000	£ 148,709,000	148,709,000			148,709,000	73,885,000	£ 73,885,000	73,885,000			73,885,000							€ 170,817		€ 86,262
Foreign currency denominated monetary assets and monetary liabilities
Derivative financial assets							234,000	234,000	234,000			£ 234,000
Derivative financial liabilities	(2,112,000)	(2,112,000)	(2,112,000)			£ (2,112,000)
Interest rate risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption						1.00%						1.00%
Euro
Details of currency and interest rate risks
Revenue from contracts with customers | €					€ 32,900						€ 79,600						€ 84,100
Foreign currency denominated monetary assets and monetary liabilities
Contract assets - accrued revenue	3,099,000	3,099,000	3,099,000			£ 3,099,000	1,890,000	1,890,000	1,890,000			£ 1,890,000
Trade receivables	8,801,000	8,801,000	8,801,000			8,801,000	28,832,000	28,832,000	28,832,000			28,832,000
Cash and cash equivalents	22,905,000	22,905,000	22,905,000			22,905,000	49,277,000	49,277,000	49,277,000			49,277,000
Trade and other payables	(150,288,000)	(150,288,000)	(150,288,000)			(150,288,000)	(120,994,000)	(120,994,000)	(120,994,000)			(120,994,000)
Exposure to foreign currency, net	(115,483,000)	(115,483,000)	(115,483,000)			£ (115,483,000)	(40,995,000)	(40,995,000)	(40,995,000)			£ (40,995,000)
Euro | Currency risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption						10.00%						10.00%
Increase (decrease) in post-tax profit due to reasonably possible strengthening of GBP against currency	8,900,000						3,000,000.0
Increase (decrease) in equity due to reasonably possible strengthening of GBP against currency	8,900,000	8,900,000	8,900,000			£ 8,900,000	3,000,000	3,000,000	3,000,000			£ 3,000,000
Increase (decrease) in post-tax profit due to reasonably possible weakening of GBP against currency	(10,900,000)						(3,700,000)
Increase (decrease) in equity due to reasonably possible weakening of GBP against currency	(10,900,000)	(10,900,000)	(10,900,000)			(10,900,000)	(3,700,000)	(3,700,000)	(3,700,000)			(3,700,000)
US dollar
Details of currency and interest rate risks
Revenue from contracts with customers | $				$ 98.0						$ 106.1						$ 59.6
Foreign currency denominated monetary assets and monetary liabilities
Contract assets - accrued revenue	499,000	499,000	499,000			499,000	250,000	250,000	250,000			250,000
Trade receivables	3,730,000	3,730,000	3,730,000			3,730,000	15,575,000	15,575,000	15,575,000			15,575,000
Cash and cash equivalents	45,914,000	45,914,000	45,914,000			45,914,000	32,460,000	32,460,000	32,460,000			32,460,000
Derivative financial assets	11,258,000	11,258,000	11,258,000			11,258,000	2,458,000	2,458,000	2,458,000			2,458,000
Trade and other payables	(3,057,000)	(3,057,000)	(3,057,000)			(3,057,000)	(149,000)	(149,000)	(149,000)			(149,000)
Borrowings	(512,788,000)	(512,788,000)	(512,788,000)			(512,788,000)	(536,038,000)	(536,038,000)	(536,038,000)			(536,038,000)
Derivative financial liabilities	(64,000)	(64,000)	(64,000)			(64,000)
Exposure to foreign currency, net	(454,508,000)	(454,508,000)	(454,508,000)			£ (454,508,000)	(485,444,000)	(485,444,000)	(485,444,000)			£ (485,444,000)
US dollar | Currency risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption						10.00%						10.00%
Increase (decrease) in post-tax profit due to reasonably possible strengthening of GBP against currency	35,000,000.0						35,700,000
Increase (decrease) in equity due to reasonably possible strengthening of GBP against currency	35,000,000	35,000,000	35,000,000			£ 35,000,000	35,700,000	35,700,000	35,700,000			£ 35,700,000
Increase (decrease) in post-tax profit due to reasonably possible weakening of GBP against currency	(42,800,000)						(43,700,000)
Increase (decrease) in equity due to reasonably possible weakening of GBP against currency	£ (42,800,000)	£ (42,800,000)	£ (42,800,000)			£ (42,800,000)	£ (43,700,000)	£ (43,700,000)	£ (43,700,000)			£ (43,700,000)
Secured term loan facility and senior secured notes
Forward foreign currency contracts outstanding at the balance sheet date
Principal amount / Notional amount | $																		$ 650.0		$ 650.0